Significant Accounting Policies - Summary of Contract Liabilities Consist of Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Schedule of contract liabilities consist of deferred revenue [Abstract]
Deferred revenue	¥ 14,530	¥ 10,668	¥ 5,878	¥ 1,056